UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      Morgan Stanley Strategic Adviser Fund, Inc.
      1221 Avenue of the Americas
      New York, NY  10020

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                 [X]

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3.    Investment Company Act File Number:  811-08303

      Securities Act File Number:  333-32231

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4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1997



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4(b). [ ] Check box if this Form is being filed late (i.e., more  than
          90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal  year
            pursuant to section 24(f):                      $      3,000,000
                                                            -----------------

     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                   $       0
                                               -----------------

     (iii)  Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                 $       0
                                               -----------------

     (iv)   Total available redemption credits
            [add Items 5(ii) and  5(iii)]:                  $       0
                                                            -----------------

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                $      3,000,000
                                                            -----------------
  _________________________________________________________________
 |                                                                 |
 |   (vi)   Redemption credits available for use in                |
 |          future years - if Item 5(i) is less than               |
 |          Item  5(iv) [subtract Item 5(iv) from                  |
 |          Item 5(i)]:                                            |
 |                                             $ (      0      )   |
 |                                             ------------------  |
 |_________________________________________________________________|

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                      x        .000295
                                                            -----------------

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):  =$            885
                                                            -----------------

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6.    Prepaid Shares

      If  the  response  to  item  5(i)  was  determined by deducting
      an   amount  of  securities  that  were  registered  under  the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                            +$             0
                                                            -----------------

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8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:


                                                           =$            885
                                                            -----------------

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9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  March 13, 1998


         Method of Delivery:

                 [X]   Wire Transfer
                 [ ]   Mail or other means

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                                SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*  /s/ Joanna Haigney
                            -----------------------------------------------
                            Joanna Haigney, Treasurer

Date  March 13, 1998
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*Please print the name and title of the signing officer below the signature.